BANK BORROWINGS	12 Months Ended
Mar. 31, 2015
BANK BORROWINGS
BANK BORROWINGS

12.BANK BORROWINGS

	As of March 31,
	2014	2015

Short term borrowings(1)	$18,201	$56,772
Long term borrowings(2)	1,865	—

	$20,066	$56,772

(1)

On June 25, June 28, July 10, September 17 and December 19, 2013, iKang Holding borrowed five one-year loans of $1,627, $1,304, $1,630, $1,606 and $4,941 respectively from BEA, to purchase the property and equipment and meet temporary working capital needs of the Group. The annual interest rates are the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loans were guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding short term borrowings were $10,910 and they were repaid during the year ended March 31, 2015.

In September 2013, iKang Online signed a ten-year loan framework agreement with an amount no more than $2,451 with BEA, to repay the loans from China Merchants Bank which was due in September 2013. On September 17, 2013, iKang Online borrowed a one-year loan of $2,410 according to the framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding long term borrowings was $2,372 and it was repaid in August 2014.

In March 2014, seven clinics in Beijing signed seven one-year loan framework agreements with an amount no more than $8,896 with Bank of Beijing, to meet temporary working capital needs of the Group. Clinics borrowed total $4,919 and $1,353 in March 2014 and April 2014 according to the framework agreement, respectively. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 15% of the benchmark interest rate. The loans were guaranteed by iKang Online and iKang Holdings. As of March 31, 2014 and 2015, the outstanding short term borrowing was $4,919 and nil, respectively.

In April 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $16,004 with BEA, to meet the property and equipment need of the Group.

In May 2014, iKang Online borrowed 2 one-year loans in a total of $4,843 according to the framework agreement. The annual interest rate was equal to the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by B&J China and collateralized by restricted cash of $5,500. As of March 31, 2015, the outstanding short term borrowing was $4,839.

In May 2014, iKang Holding signed a 2-year loan framework agreement with an amount no more than $8,060 with China Merchants Bank, to meet the working capital and property and equipment needs of the Group. In May 2014, iKang Holding borrowed one-year loans of total $4,290 according to the framework agreement, among which $155 and $1,084 was  repaid in June and August 2014, respectively. In June 2014, iKang Holding borrowed a one-year loan of $1,437.  The annual interest rate is the interest rate announced by the People’s Bank of China plus 20% of the benchmark interest rate. As of March 31, 2015, the outstanding short term borrowing was $4,485.

In June 2014, iKang Online borrowed a one-year loan of $14,561 with Xiamen International Bank, to repay the loans from BEA which was due in June 2014 and paid remaining balance of the consideration to purchase 35% equity interest in iKang Shanghai Xikang Road. The annual interest rate is 2.585%. The loan was collateralized by restricted cash in an amount of $15,002. As of March 31, 2015, the outstanding short term borrowing was $14,551.

In June 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,099 with Xiamen International Bank, to satisfy the daily operating need of the Group. In July 2014, iKang Online borrowed three one-year loans in a total of $17,537 according to the framework agreement. The annual interest rate is 2.585%. The loans were collateralized by restricted cash in an amount of $18,067. As of March 31, 2015, the outstanding short term borrowing was $17,525.

In August 2014, iKang Online signed a one-year loan framework agreement with an amount no more than $32,509 with Xiamen International Bank, to satisfy the daily operating need of the Group. In September, iKang Online borrowed a one-year loan of $15,383 according to the framework agreement. The annual interest rate is 2.585%. The loans were collateralized by restricted cash in an amount of $15,848. As of March 31, 2015, the outstanding short term borrowing was $15,372.

(2)

In June 2013, iKang Holding signed a ten-year loan framework agreement with total loan amounts no more than $3,268 with BEA, to meet the Group’s needs to purchase the property and equipment. On June 28, 2013, iKang Holding borrowed a two-year loan of $1,897 according to the framework agreement. The annual interest rate is the benchmark interest rate announced by the People’s Bank of China plus 10% of the benchmark interest rate. The loan was guaranteed by Beijing iKang and collateralized by restricted cash. As of March 31, 2014, the outstanding long term borrowings were $1,865 and it was repaid in July 2014.

Interest expense incurred for the years ended March 31, 2013, 2014 and 2015 was $477, $827 and $2,466, respectively. The weighted average effective interest rate for the year ended March 31, 2013, 2014 and 2015 was 7.8%, 7.0% and 5.6%, respectively.

The carrying values of short-term borrowings approximate their fair values due to short-term maturities.

The carrying amounts of long term borrowing approximate its fair values as the borrowing bears fixed interest rate which approximates the market interest rate. The fair value of long term borrowing was $1,884 as of March 31, 2014. Long-term borrowing is categorized in Level 2 of the fair value hierarchy.

As the Group has considerable cash and cash equivalents denominated in U.S. dollars in overseas accounts, the Group from time to time enters into “Pledge Overseas and Borrow Locally” transactions in China to meet its RMB funding needs, which is primarily to purchase property and equipment with cash within China.

The parties to the transaction are typically one of the Group’s domestic entities, one of the Group’s overseas subsidiaries, and a bank which can offer services for both bank accounts onshore and offshore. The principal terms of the arrangement include the interest, the term of the loan which is typically one year, and the requirement of collateral in the form of a fixed deposit. Under this type of transaction, the Group receives RMB locally, and has a pledged asset in the form of a fixed deposit denominated in U.S. dollars or other currencies with an overseas bank account. The pledged deposit is recognized by an entity within the Group that is domiciled outside of the PRC, while a PRC entity within the Group borrows RMB. Banks which offer both overseas and PRC bank account services provide this type of arrangement to accommodate PRC companies which are in need of RMB in a more timely manner. The Group pays interest on the loan as well as certain transaction fees while it earns interest income from the fixed deposit in the overseas account at a rate similar to comparable investments. The Group’s domestic entity repays the RMB loan at the scheduled repayment dates. The restricted cash balance is not released proportionally to loan repayments. Beginning in February 2015, the Group started to utilize a new government policy in China for the Group’s currency conversion needs so that the Company can gradually convert and reserve RMB balances to support its future expansion. As a result, the Group may gradually reduce its “Pledge Overseas Borrow Locally” transactions in the future.